SUMMARY OF MATERIAL ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2025
SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF MATERIAL ACCOUNTING POLICIES	SUMMARY OF MATERIAL ACCOUNTING POLICIES
Basis of preparation
These unaudited condensed consolidated interim financial statements as of and for the three and six months ended June 30, 2025 have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) as of January 1, 2025.
This interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended December 31, 2024. The accounting policies adopted are consistent with those of the previous financial year.
The unaudited condensed consolidated interim financial statements are presented in millions of U.S. dollars (“$” or “USD”).
The presented figures and percentages are subject to rounding adjustments, which may cause discrepancies between the sum of the individual figures and the presented aggregated column and row totals. The figures have been prepared under the historical cost basis except for financial instruments, including derivative financial instruments, which are recorded at fair value through other comprehensive income and through profit or loss and the initial recognition of assets acquired and liabilities assumed in a business combination, which are recorded at fair value. The unaudited condensed consolidated interim financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of the business.
In the third quarter of 2024, the Company changed its presentation of credit card processing fees in the consolidated statement of income and loss and other comprehensive income and loss, which were previously recorded as contra-revenue and have been reclassified as selling, general and administrative expenses. We believe this presentation better reflects the nature of the costs incurred by the Company. Prior period amounts have been reclassified to conform with current period presentation. The amounts reclassified were immaterial and had no impact on previously reported operating profit or net income.
In the third quarter of 2024, the Company changed its presentation in the consolidated statement of cash flows to present net cash flows from revolving credit facilities with repayment terms less than three months separately from other short-term borrowings from financial institutions. The Company elected to make this reclassification as they believe it more appropriately reflects the nature of the source and use of the cash flows, and improves comparability to peers. Prior period amounts have been reclassified to conform with current period presentation. The change had no impact on net cash flow from financing activities or any other financial statement information.
Beginning in the fourth quarter of 2024, the Company changed its presentation of foreign exchange gains and losses related to operational transactions in the consolidated statement of income and loss and other comprehensive income and loss, which were previously recorded as selling, general and administrative expenses, and are now recorded as foreign currency exchange losses, net & other finance costs. We believe this presentation better reflects the operating performance of the Company and improves comparability to peers. The impact on prior period financial statements is immaterial.
Beginning in the second quarter of 2025, the Company changed its presentation of non-current financial assets and other non-current assets to better reflect the nature of the balances. Prior year balances have been recast to conform with current period presentation.
Standards issued and not yet adopted
The standards and interpretations applicable to the Company that are issued, but not yet effective, up to the date of issuance of the Company’s unaudited condensed consolidated interim financial statements are discussed below. The Company has not early adopted these standards and amendments and intends to adopt them, if applicable, when they become effective. The following standard amendments become effective at the earliest for annual periods beginning on or after January 1, 2026, but are not expected to have a material impact on the consolidated financial statements of the Company:
•Amendments to IFRS 9 and IFRS 7, Amendments to the Classification and Measurement of Financial Instruments (effective for annual periods beginning on or after January 1, 2026).
•Annual Improvements to IFRS Accounting Standards, Volume 11 (effective for annual periods beginning on or after January 1, 2026).
IFRS 18, Presentation and Disclosure in Financial Statements will be effective for periods beginning on or after January 1, 2027. The Company is currently assessing the potential impact of this standard.
Standards issued and adopted
The Company has applied the following new or revised standards, amendments and interpretations that are required to be applied as of January 1, 2025:
•Amendments to IAS 21, Lack of Exchangeability - no material impact
Significant accounting judgments, estimates, and assumptions
When preparing the unaudited condensed consolidated interim financial statements, the Company’s management makes judgments and estimates influencing the content of the unaudited condensed consolidated interim financial statements and it must exercise its judgment regarding the application of accounting policies. Management continuously evaluates the judgments and estimates it uses.
The significant judgments made and the estimates used by management have been applied in the same manner as reported in the consolidated financial statements for the year ended December 31, 2024.